STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		24 Months Ended	30 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2012	May 31, 2011	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2011	May 31, 2012
Income Statement [Abstract]
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating Expenses	0	0	0	0	15,093	7,690	25,383	25,383
Net Loss	$ 0	$ 0	$ 0	$ (118)	$ (15,093)	$ (7,690)	$ (25,383)	$ (25,383)
Net income (loss) per share: Basic and diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted average shares outstanding: Basic and diluted	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000